SCHEDULE OF DEBT OBLIGATIONS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Jun. 02, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Economic injury disaster loan (EIDL)	$ 145,328	$ 147,781	$ 125,000	$ 150,000
Contingent consideration promissory note – Nobility Healthcare Division Acquisition		129,651		388,955
Contingent consideration promissory note – Nobility Healthcare Division Acquisition		58,819		176,456
Revolving Loan Agreement		4,880,000
Commercial Extension of Credit- Entertainment Segment	295,000	87,928
Merchant Advances – Video Solutions Segment	2,091,500	1,350,000
Merchant Advances – Entertainment Segment	1,364,986
Unamortized debt issuance costs	(315,955)	(540,429)
Debt obligations	3,580,859	6,113,750		927,840
Less: current maturities of debt obligations	3,438,910	1,260,513		485,373
Debt obligations, long-term	$ 141,949	$ 4,853,237		$ 442,467